ASSETS HELD FOR SALE (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
Schedule of Assets held for sale [Table Text Block]
	February 28, 2014	August 31, 2013
	$	$
Investments in Pro-Eco Energy	-	32,197
	-	32,197

	2013	2012
	$	$
Investments in Pro-Eco Energy	32,197	-
	32,197	-